Financial result (Tables)	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Schedule of Financial Result

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2025	2024	2025	2024

Interest income	7.5	5.8	14.8	11.2
Financial income	7.5	5.8	14.8	11.2
Bank charges	(1.7)	(1.6)	(3.4)	(3.2)
Interest expenses leases	(5.9)	(4.1)	(9.9)	(7.3)
Interest expenses on employee benefits	(0.1)	(0.1)	(0.3)	(0.2)
Financial expenses	(7.7)	(5.9)	(13.6)	(10.8)
Foreign exchange gain / (loss)	(139.9)	(4.5)	(154.4)	72.3
Foreign exchange gain / (loss)	(139.9)	(4.5)	(154.4)	72.3
Financial result	(140.1)	(4.6)	(153.2)	72.7